Condensed Financial Information (Parent Company) (Support Agreements - Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Derivative Assets, Fair Value, Net	$ 12,284,000,000	$ 10,673,000,000
Unsecured derivative liability positions guaranteed by MetLife, Inc.	6,878,000,000	5,287,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	38,000,000	86,000,000
Parent Company | Support Agreement Exeter Obligations [Member]
Condensed Financial Statements, Captions [Line Items]
Amount guaranteed under support agreement	$ 1,000,000,000
Parent Company | Support Agreement MetLife Reinsurance Company of Vermont [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of authorized control level risk-based capital
Parent Company | Support Agreement MetLife Reinsurance Company of Charleston [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of the company action level risk-based capital
Parent Company | Support Agreement MetLife Reinsurance Company of South Carolina [Member]
Condensed Financial Statements, Captions [Line Items]
Minimum capital and surplus	$ 250,000
Guaranteed adjusted capital levels	equal to or greater than 100% of authorized control level risk-based capital
Parent Company | Support Agreement MetLife Investors Insurance Company and First MetLife Investors Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Minimum capital and surplus	$ 10,000,000
Guaranteed adjusted capital levels	equal to or greater than 150% of the company action level risk-based capital
Parent Company | Support Agreement - Guarantees of Subsidiary Derivative Obligations [Member]
Condensed Financial Statements, Captions [Line Items]
Derivative Assets, Fair Value, Net	$ 495,000,000	583,000,000
Unsecured derivative liability positions guaranteed by MetLife, Inc.	237,000,000	32,000,000
Estimated fair value of collateral provided to counterparties by the subsidiaries	233,000,000	32,000,000
Derivative Liability, Fair Value, Amount Offset Against Collateral	$ 4,000,000	$ 0
Parent Company | Support Agreement MRD [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	equal to or greater than 200% of the company action level risk-based capital
DELAWARE | Parent Company | Support Agreement MRD [Member]
Condensed Financial Statements, Captions [Line Items]
Guaranteed adjusted capital levels	increase such capital maintenance threshold to 300%